Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current liabilities.
Summary of other non current liabilities

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Government grants received with conditions	4,677	7,720